Loans in non-performing status and accruing loans past-due 90 days or more by loan class (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 354,468	$ 363,093
Nonperforming Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 96	$ 262